Finance Charges	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
Finance Charges

NOTE 11. FINANCE CHARGES

	2020	2019
Interest:
Long-term debt	$98,555	$110,730
Lease obligations	3,217	3,389
Other	232	21
Income	(739)	(1,576)
Amortization of debt issue costs	6,203	5,889
Finance charges	$107,468	$118,453